Controlled Entities	6 Months Ended
Jun. 30, 2025
Controlled Entities [Abstract]
CONTROLLED ENTITIES
15.	CONTROLLED ENTITIES

As at June 30, 2025, the significant entities controlled by the Company are as follows:

	Country of Incorporation	Percentage Owned
		June 30, 2025	December 31, 2024
Parent Entity:
Integrated Media Technology Limited	Australia

Subsidiaries of Integrated Media Technology Limited:
CIMC Marketing Pty. Limited	Australia	100% (Direct)	100% (Direct)
IMTE Asia Limited #	Hong Kong	-	100% (Direct)
Merit Stone Limited	British Virgin Islands	100% (Direct)	100% (Direct)
Ohho International Limited	Canada	51% (Direct)	51% (Direct)
Sunup Korea Limited	Hong Kong	100% (Direct)	-

#	Disposal during the period